Convertible Loans	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE LOANS

NOTE 14 – CONVERTIBLE LOANS

March Debenture

On March 1, 2021, the Company entered into a securities purchase agreement with an accredited investor (the “Debenture Holder”) for the issuance of a Convertible Debenture (the “March Debenture”) in the aggregate principal amount of up to $2,300,000 with a maturity date of twelve months after the issuance thereof, provided that in case of an event of default, the March Debenture may become at the Debenture Holder’s election immediately due and payable. In addition, the Company paid to an affiliate of the March Debenture Holder a fee equal to 3.5% of the amount of the Debenture and a one-time due diligence and structuring fee of $10,000 at the closing.

The Debenture Holder may convert the March Debenture in its sole discretion to Company’s common shares at any time at the lower of $2.50 or 95% of the average of the two lowest daily VWAPs during the ten consecutive trading days immediately preceding the conversion date, provided that the conversion price may not be less than $0.50 (the “March Debenture Floor Price”). The Debenture Holder may not convert any portion of a Debenture if such conversion would result in the Debenture Holder beneficially owning more than 4.99% of Company’s then issued and common shares, provided that such limitation may be waived by the Debenture Holder with a 65 days’ notice. Any time after the issuance of the March Debenture that the daily VWAP is less than the March Debenture Floor Price for a period of 10 consecutive trading days (each such occurrence, a “March Debenture Triggering Event”) and only for so long as such conditions exist after a March Debenture Triggering Event, the Company shall make monthly payments beginning on the 30th day after the date of the March Debenture Triggering Event. Each monthly payment shall be in an amount equal to the sum of (i) the principal amount outstanding as of the date of the March Debenture Triggering Event divided by the number of such monthly payments until maturity, (ii) a redemption premium of 20% of such principal amount and (iii) accrued and unpaid interest hereunder as of each payment date.

The Company has elected to recognize the March Debenture at fair value and therefore there was no further evaluation of embedded features for bifurcation. The March Debenture was fully converted into 2,369,501 common shares of the Company for the year ended December 31, 2021.

July Debenture

On July 6, 2021, the Company entered into another securities purchase with the Debenture Holder for the issuance of a Convertible Debenture (the “July Debenture”) in the aggregate principal amount of up to $2,500,000 with a maturity date of twelve months after the issuance thereof, provided that in case of an event of default, the July Debenture may become at the Debenture Holder’s election immediately due and payable. In addition, the Company paid to an affiliate of the Debenture Holder a fee equal to 3.5% of the amount of the July Debenture and a one-time due diligence and structuring fee of $5,000 at the closing.

The Debenture Holder may convert the July Debenture in its sole discretion to Company’s common shares at any time at the lower of $1.50 or 95% of the average of the two lowest daily VWAPs during the ten consecutive trading days immediately preceding the conversion date, provided that the conversion price may not be less than $0.50 (the “July Debenture Floor Price”). The Debenture Holder may not convert any portion of the July Debenture if such conversion would result in the Debenture Holder beneficially owning more than 4.99% of Company’s then issued and common shares, provided that such limitation may be waived by the Debenture Holder with a 65 days’ notice. Any time after the issuance of the July Debenture that the daily VWAP is less than the July Debenture Floor Price for a period of 10 consecutive trading days (each such occurrence, a “July Debenture Triggering Event”) and only for so long as such conditions exist after a July Debenture Triggering Event, the Company shall make monthly payments beginning on the 30th day after the date of the July Debenture Triggering Event. Each monthly payment shall be in an amount equal to the sum of (i) the principal amount outstanding as of the date of the July Debenture Triggering Event divided by the number of such monthly payments until maturity, (ii) a redemption premium of 20% of such principal amount and (iii) accrued and unpaid interest hereunder as of each payment date.

The principal balance of $1,130,000 of the July Debenture was converted into 1,385,533 common shares of the Company for the year ended December 31, 2021, and the remaining principal balance was $1,370,000. The fair value was $1,645,000 for the remaining balance.

For the year ended December 31, 2021, due to change in fair value of convertible debentures, the Company recorded an unrealized loss of $1,908,830 in other expense. Interest expense recognized for these convertible debentures for the year ended December 31, 2021 were $132,516.